Share-Based Compensation - Summary of Recorded Share-based Compensation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation	$ 959,000	$ 428,000	$ 3,006,000	$ 663,000
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation	337,000	131,000	1,230,000	273,000
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation	$ 622,000	$ 297,000	$ 1,776,000	$ 390,000